Overview (Details)	12 Months Ended
Dec. 31, 2014 Trucks Trailers
Schedule of Overview [Line Items]
Trucks	255
Trailers	275
General partners' interest	2.00%
Wattenberg Oil Trunkline [Member]
Schedule of Overview [Line Items]
Length of pipeline network	75
Width of Pipeline	12
Oklahoma [Member]
Schedule of Overview [Line Items]
Oil storage capacity, barrels	7,600,000
Kansas and Oklahoma [Member]
Schedule of Overview [Line Items]
Oil storage capacity, barrels	630,000
Length of pipeline network	570
Colorado [Member]
Schedule of Overview [Line Items]
Oil storage capacity, barrels	230,000
Length of pipeline network	17
Number of lanes	16
Subordinated Units [Member] | SemGroup [Member]
Schedule of Overview [Line Items]
Limited partner common units	8,389,709
Common Units [Member]
Schedule of Overview [Line Items]
Limited partner common units	20,580,160
Common Units [Member] | SemGroup [Member]
Schedule of Overview [Line Items]
Limited partner common units	6,814,709
Capital Unit, Class A [Member] | SemGroup [Member]
Schedule of Overview [Line Items]
Limited partner common units	3,750,000
Glass Mountain Pipeline Llc [Member]
Schedule of Overview [Line Items]
Ownership Interest	50.00%
White Cliffs Pipeline L L C [Member]
Schedule of Overview [Line Items]
Length of pipeline network	527
Ownership Interest	51.00%
Width of Pipeline	12
White Cliffs Pipeline L L C [Member] | SemCrude Pipeline [Member]
Schedule of Overview [Line Items]
Ownership Interest	51.00%